Segment data (Statement of Cash Flows - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income	¥ 2,142,329	¥ 1,985,587	¥ 2,586,106
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,605,383	1,792,375	1,734,033
Provision (reversal) for doubtful accounts and credit losses	142,982	80,065	76,069
Pension and severance costs, less payments	15,699	31,645	4,286
Losses on disposal of fixed assets	56,913	35,902	35,289
Unrealized losses (gains) on securities	20,082	339,472	846
Deferred income taxes	192,147	(86,594)	(237,961)
Equity in earnings of affiliated companies	(271,152)	(360,066)	(470,083)
Changes in operating assets and liabilities, and other	(313,740)	(51,789)	494,543
Net cash provided by operating activities	3,590,643	3,766,597	4,223,128
Cash flows from investing activities
Additions to finance receivables	(16,896,588)	(15,884,610)	(15,058,516)
Collection of and proceeds from sales of finance receivables	15,667,462	14,859,103	14,046,312
Additions to fixed assets excluding equipment leased to others	(1,407,832)	(1,452,725)	(1,291,117)
Additions to equipment leased to others	(2,187,299)	(2,286,162)	(2,307,590)
Proceeds from sales of fixed assets excluding equipment leased to others	48,751	65,437	71,820
Proceeds from sales of equipment leased to others	1,391,215	1,385,074	1,211,272
Purchases of marketable securities and security investments	(2,413,087)	(1,840,355)	(3,052,916)
Proceeds from sales of and maturity of marketable securities and security investments	2,370,406	2,698,798	2,523,538
Payment for additional investments in affiliated companies, net of cash acquired	(14,763)	5,010	(576)
Changes in investments and other assets, and other	290,874	(246,811)	197,681
Net cash used in investing activities	(3,150,861)	(2,697,241)	(3,660,092)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,691,499	5,000,921	4,793,939
Payments of long-term debt	(4,424,923)	(4,442,232)	(4,452,338)
Increase (decrease) in short-term borrowings	291,623	164,282	347,738
Dividends paid to Toyota Motor Corporation class shareholders	(11,186)	(8,690)	(6,194)
Dividends paid to Toyota Motor Corporation common shareholders	(618,801)	(636,116)	(620,698)
Dividends paid to noncontrolling interests	(54,945)	(69,367)	(63,764)
Reissuance (repurchase) of treasury stock	(476,129)	(549,637)	(447,818)
Net cash provided by (used in) financing activities	397,138	(540,839)	(449,135)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(131,245)	(41,641)	(43,588)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	705,675	486,876	70,313
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	3,706,515	3,219,639	3,149,326
Cash and cash equivalents and restricted cash and cash equivalents at end of year	4,412,190	3,706,515	3,219,639
Non Financial Services Businesses
Cash flows from operating activities
Net income	1,921,378	1,757,765	2,064,634
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	861,673	1,033,528	1,010,972
Provision (reversal) for doubtful accounts and credit losses	5,689	(1,375)	(74)
Pension and severance costs, less payments	14,880	30,477	5,027
Losses on disposal of fixed assets	54,549	33,676	35,010
Unrealized losses (gains) on securities	21,069	338,626	459
Deferred income taxes	193,438	(110,346)	64,143
Equity in earnings of affiliated companies	(260,149)	(357,527)	(467,718)
Changes in operating assets and liabilities, and other	(305,705)	(17,488)	205,434
Net cash provided by operating activities	2,506,822	2,707,336	2,917,887
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,377,238)	(1,435,964)	(1,276,788)
Additions to equipment leased to others	(155,601)	(137,314)	(155,114)
Proceeds from sales of fixed assets excluding equipment leased to others	47,488	63,955	70,755
Proceeds from sales of equipment leased to others	49,913	60,657	63,402
Purchases of marketable securities and security investments	(2,236,585)	(1,737,107)	(2,273,805)
Proceeds from sales of and maturity of marketable securities and security investments	2,245,119	2,255,635	1,762,189
Payment for additional investments in affiliated companies, net of cash acquired		5,010	(576)
Changes in investments and other assets, and other	(18,895)	(268,946)	260,015
Net cash used in investing activities	(1,445,799)	(1,194,074)	(1,549,922)
Cash flows from financing activities
Proceeds from issuance of long-term debt	235,080	286,085	212,387
Payments of long-term debt	(130,695)	(142,556)	(170,072)
Increase (decrease) in short-term borrowings	51,406	49,161	(122,222)
Dividends paid to Toyota Motor Corporation class shareholders	(11,186)	(8,690)	(6,194)
Dividends paid to Toyota Motor Corporation common shareholders	(618,801)	(636,116)	(620,698)
Dividends paid to noncontrolling interests	(54,945)	(69,367)	(63,764)
Reissuance (repurchase) of treasury stock	(476,129)	(549,637)	(447,818)
Net cash provided by (used in) financing activities	(1,005,270)	(1,071,120)	(1,218,381)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(71,467)	(42,454)	(16,124)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(15,714)	399,688	133,460
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	2,790,212	2,390,524	2,257,064
Cash and cash equivalents and restricted cash and cash equivalents at end of year	2,774,498	2,790,212	2,390,524
Financial Services Business
Cash flows from operating activities
Net income	220,919	227,799	521,473
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	743,710	758,847	723,061
Provision (reversal) for doubtful accounts and credit losses	137,293	81,440	76,143
Pension and severance costs, less payments	819	1,168	(741)
Losses on disposal of fixed assets	2,364	2,226	279
Unrealized losses (gains) on securities	(987)	846	387
Deferred income taxes	(1,305)	23,742	(302,103)
Equity in earnings of affiliated companies	(11,003)	(2,539)	(2,365)
Changes in operating assets and liabilities, and other	(46,610)	15,557	312,828
Net cash provided by operating activities	1,045,200	1,109,086	1,328,962
Cash flows from investing activities
Additions to finance receivables	(26,668,185)	(26,000,249)	(25,153,088)
Collection of and proceeds from sales of finance receivables	25,557,953	24,925,930	24,117,335
Additions to fixed assets excluding equipment leased to others	(30,594)	(16,761)	(14,329)
Additions to equipment leased to others	(2,031,698)	(2,148,848)	(2,152,476)
Proceeds from sales of fixed assets excluding equipment leased to others	1,263	1,482	1,065
Proceeds from sales of equipment leased to others	1,341,302	1,324,417	1,147,870
Purchases of marketable securities and security investments	(176,502)	(103,248)	(779,111)
Proceeds from sales of and maturity of marketable securities and security investments	125,287	443,163	761,349
Payment for additional investments in affiliated companies, net of cash acquired	(14,763)
Changes in investments and other assets, and other	(20,037)	(4,130)	(106,597)
Net cash used in investing activities	(1,915,974)	(1,578,244)	(2,177,982)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,466,618	4,747,506	4,666,579
Payments of long-term debt	(4,335,145)	(4,336,250)	(4,314,294)
Increase (decrease) in short-term borrowings	520,468	144,277	461,052
Net cash provided by (used in) financing activities	1,651,941	555,533	813,337
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(59,778)	813	(27,464)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	721,389	87,188	(63,147)
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	916,303	829,115	892,262
Cash and cash equivalents and restricted cash and cash equivalents at end of year	¥ 1,637,692	¥ 916,303	¥ 829,115